Loss Per Share (Details) - Schedule of Redeemable Non-Controlling Interest (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Redeemable Non Controlling Interest Abstract
Weighted average number of shares outstanding – Diluted	25,361,550	24,528,000
Loss per share – diluted	$ (0.21)	$ (0.34)